Leases - Schedule of Components of Lease Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Leases [Abstract]
Amortization of right-of-use assets	¥ 13,484	$ 100	¥ 4,511	¥ 582
Interest on lease liabilities	1,275	9	548	118
Total	¥ 14,759	$ 109	¥ 5,059	¥ 700